Shareholder Report, Holdings (Details)	May 31, 2024
Q3 All-Season Active Rotation ETF | Equities [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.70%
Q3 All-Season Active Rotation ETF | Commodities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
Q3 All-Season Active Rotation ETF | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Q3 All-Season Active Rotation ETF | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Q3 All-Season Active Rotation ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Q3 All-Season Active Rotation ETF | Van Eck Gold Miners E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Q3 All-Season Active Rotation ETF | I Shares Core S P 500 E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Q3 All-Season Active Rotation ETF | Fidelity M S C I Utilities Index E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Q3 All-Season Active Rotation ETF | Vanguard Mid Cap Value E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Q3 All-Season Active Rotation ETF | Vanguard F T S E Emerging Markets E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Q3 All-Season Active Rotation ETF | I Shares M S C I U S A Momentum Factor E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Q3 All-Season Active Rotation ETF | Abrdn Physical Platinum Shares E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Q3 All-Season Active Rotation ETF | Global X Uranium E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Q3 All-Season Active Rotation ETF | S P D R Gold Mini Shares Trust E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Q3 All-Season Active Rotation ETF | I Shares J P Morgan U S D Emerging Markets Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Q3 ALL-SEASON TACTICAL FUND C Class | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
Q3 ALL-SEASON TACTICAL FUND C Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Q3 ALL-SEASON TACTICAL FUND C Class | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Q3 ALL-SEASON TACTICAL FUND C Class | Exchange Trade Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
Lyrical International Value Equity Fund Investor Class | France
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Lyrical International Value Equity Fund Investor Class | Netherland
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Lyrical International Value Equity Fund Investor Class | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Lyrical International Value Equity Fund Investor Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Lyrical International Value Equity Fund Investor Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Lyrical International Value Equity Fund Investor Class | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Lyrical International Value Equity Fund Investor Class | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Lyrical International Value Equity Fund Investor Class | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Lyrical International Value Equity Fund Investor Class | HongKong
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Lyrical International Value Equity Fund Investor Class | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Lyrical International Value Equity Fund Investor Class | Finland
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Lyrical International Value Equity Fund Investor Class | Isle Of Man [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Lyrical International Value Equity Fund Investor Class | United States
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Lyrical International Value Equity Fund Investor Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.40%
Lyrical International Value Equity Fund Investor Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Lyrical International Value Equity Fund Investor Class | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Lyrical International Value Equity Fund Investor Class | Aer Cap Holdings N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Lyrical International Value Equity Fund Investor Class | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Lyrical International Value Equity Fund Investor Class | Exor N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Lyrical International Value Equity Fund Investor Class | Euronext N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Lyrical International Value Equity Fund Investor Class | Rexel S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Lyrical International Value Equity Fund Investor Class | Bollore S E [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Lyrical International Value Equity Fund Investor Class | Ashtead Groupplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Lyrical International Value Equity Fund Investor Class | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Lyrical International Value Equity Fund Investor Class | Nintendo Company Ltd A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Lyrical International Value Equity Fund Investor Class | Johnson Controls Internationalplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Lyrical U.S. Value Equity Fund Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Lyrical U.S. Value Equity Fund Institutional Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Lyrical U.S. Value Equity Fund Institutional Class | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Lyrical U.S. Value Equity Fund Institutional Class | Johnson Controls Internationalplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Lyrical U.S. Value Equity Fund Institutional Class | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Lyrical U.S. Value Equity Fund Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Lyrical U.S. Value Equity Fund Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Lyrical U.S. Value Equity Fund Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Lyrical U.S. Value Equity Fund Institutional Class | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Lyrical U.S. Value Equity Fund Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Lyrical U.S. Value Equity Fund Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Lyrical U.S. Value Equity Fund Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Lyrical U.S. Value Equity Fund Institutional Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Lyrical U.S. Value Equity Fund Institutional Class | United Rentals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Lyrical U.S. Value Equity Fund Institutional Class | Fidelity National Information Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Lyrical U.S. Value Equity Fund Institutional Class | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Lyrical U.S. Value Equity Fund Institutional Class | N R G Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Lyrical U.S. Value Equity Fund Institutional Class | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Lyrical U.S. Value Equity Fund Institutional Class | Cigna Group The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Lyrical U.S. Value Equity Fund Institutional Class | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Lyrical U.S. Value Equity Fund Institutional Class | H C A Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Lyrical U.S. Value Equity Fund A Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Lyrical U.S. Value Equity Fund A Class | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Lyrical U.S. Value Equity Fund A Class | Johnson Controls Internationalplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Lyrical U.S. Value Equity Fund A Class | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Lyrical U.S. Value Equity Fund A Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Lyrical U.S. Value Equity Fund A Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Lyrical U.S. Value Equity Fund A Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Lyrical U.S. Value Equity Fund A Class | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Lyrical U.S. Value Equity Fund A Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Lyrical U.S. Value Equity Fund A Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Lyrical U.S. Value Equity Fund A Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Lyrical U.S. Value Equity Fund A Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Lyrical U.S. Value Equity Fund A Class | United Rentals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Lyrical U.S. Value Equity Fund A Class | Fidelity National Information Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Lyrical U.S. Value Equity Fund A Class | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Lyrical U.S. Value Equity Fund A Class | N R G Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Lyrical U.S. Value Equity Fund A Class | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Lyrical U.S. Value Equity Fund A Class | Cigna Group The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Lyrical U.S. Value Equity Fund A Class | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Lyrical U.S. Value Equity Fund A Class | H C A Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Lyrical U.S. Value Equity Fund A Class | Money Market [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Lyrical International Value Equity Fund Institutional Class | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Lyrical International Value Equity Fund Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Lyrical International Value Equity Fund Institutional Class | France
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Lyrical International Value Equity Fund Institutional Class | Netherland
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Lyrical International Value Equity Fund Institutional Class | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Lyrical International Value Equity Fund Institutional Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Lyrical International Value Equity Fund Institutional Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Lyrical International Value Equity Fund Institutional Class | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Lyrical International Value Equity Fund Institutional Class | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Lyrical International Value Equity Fund Institutional Class | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Lyrical International Value Equity Fund Institutional Class | HongKong
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Lyrical International Value Equity Fund Institutional Class | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Lyrical International Value Equity Fund Institutional Class | Finland
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Lyrical International Value Equity Fund Institutional Class | Isle Of Man [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Lyrical International Value Equity Fund Institutional Class | United States
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Lyrical International Value Equity Fund Institutional Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.40%
Lyrical International Value Equity Fund Institutional Class | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Lyrical International Value Equity Fund Institutional Class | Aer Cap Holdings N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Lyrical International Value Equity Fund Institutional Class | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Lyrical International Value Equity Fund Institutional Class | Exor N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Lyrical International Value Equity Fund Institutional Class | Euronext N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Lyrical International Value Equity Fund Institutional Class | Rexel S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Lyrical International Value Equity Fund Institutional Class | Bollore S E [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Lyrical International Value Equity Fund Institutional Class | Ashtead Groupplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Lyrical International Value Equity Fund Institutional Class | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Lyrical International Value Equity Fund Institutional Class | Nintendo Company Ltd A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Lyrical International Value Equity Fund Institutional Class | Johnson Controls Internationalplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Lyrical International Value Equity Fund Institutional Class | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Lyrical International Value Equity Fund Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Lyrical International Value Equity Fund Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
Lyrical International Value Equity Fund Institutional Class | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Lyrical International Value Equity Fund Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Lyrical International Value Equity Fund Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Lyrical International Value Equity Fund Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Lyrical International Value Equity Fund Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Lyrical U.S. Value Equity Fund C Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
Lyrical U.S. Value Equity Fund C Class | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Lyrical U.S. Value Equity Fund C Class | Johnson Controls Internationalplc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Lyrical U.S. Value Equity Fund C Class | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%
Lyrical U.S. Value Equity Fund C Class | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
Lyrical U.S. Value Equity Fund C Class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
Lyrical U.S. Value Equity Fund C Class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
Lyrical U.S. Value Equity Fund C Class | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
Lyrical U.S. Value Equity Fund C Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
Lyrical U.S. Value Equity Fund C Class | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Lyrical U.S. Value Equity Fund C Class | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Lyrical U.S. Value Equity Fund C Class | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Lyrical U.S. Value Equity Fund C Class | United Rentals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
Lyrical U.S. Value Equity Fund C Class | Fidelity National Information Services Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Lyrical U.S. Value Equity Fund C Class | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
Lyrical U.S. Value Equity Fund C Class | N R G Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Lyrical U.S. Value Equity Fund C Class | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Lyrical U.S. Value Equity Fund C Class | Cigna Group The [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Lyrical U.S. Value Equity Fund C Class | Flex Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Lyrical U.S. Value Equity Fund C Class | H C A Healthcare Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Lyrical U.S. Value Equity Fund C Class | Money Market [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Lyrical International Value Equity Fund A Class | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Lyrical International Value Equity Fund A Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Lyrical International Value Equity Fund A Class | France
Holdings [Line Items]
Percent of Total Investments	21.60%
Lyrical International Value Equity Fund A Class | Netherland
Holdings [Line Items]
Percent of Total Investments	17.90%
Lyrical International Value Equity Fund A Class | Japan
Holdings [Line Items]
Percent of Total Investments	11.90%
Lyrical International Value Equity Fund A Class | Canada
Holdings [Line Items]
Percent of Total Investments	9.80%
Lyrical International Value Equity Fund A Class | United Kingdom
Holdings [Line Items]
Percent of Total Investments	9.40%
Lyrical International Value Equity Fund A Class | Switzerland
Holdings [Line Items]
Percent of Total Investments	7.90%
Lyrical International Value Equity Fund A Class | Germany
Holdings [Line Items]
Percent of Total Investments	4.80%
Lyrical International Value Equity Fund A Class | South Korea
Holdings [Line Items]
Percent of Total Investments	4.30%
Lyrical International Value Equity Fund A Class | HongKong
Holdings [Line Items]
Percent of Total Investments	3.20%
Lyrical International Value Equity Fund A Class | Spain
Holdings [Line Items]
Percent of Total Investments	2.80%
Lyrical International Value Equity Fund A Class | Finland
Holdings [Line Items]
Percent of Total Investments	2.70%
Lyrical International Value Equity Fund A Class | Isle Of Man [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Lyrical International Value Equity Fund A Class | United States
Holdings [Line Items]
Percent of Total Investments	0.80%
Lyrical International Value Equity Fund A Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	95.40%
Lyrical International Value Equity Fund A Class | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Lyrical International Value Equity Fund A Class | Aer Cap Holdings N V [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
Lyrical International Value Equity Fund A Class | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Lyrical International Value Equity Fund A Class | Exor N V [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Lyrical International Value Equity Fund A Class | Euronext N V [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Lyrical International Value Equity Fund A Class | Rexel S A [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Lyrical International Value Equity Fund A Class | Bollore S E [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Lyrical International Value Equity Fund A Class | Ashtead Groupplc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Lyrical International Value Equity Fund A Class | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Lyrical International Value Equity Fund A Class | Nintendo Company Ltd A D R [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Lyrical International Value Equity Fund A Class | Johnson Controls Internationalplc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Lyrical International Value Equity Fund A Class | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
Lyrical International Value Equity Fund A Class | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%
Lyrical International Value Equity Fund A Class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	29.70%
Lyrical International Value Equity Fund A Class | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Lyrical International Value Equity Fund A Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
Lyrical International Value Equity Fund A Class | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Lyrical International Value Equity Fund A Class | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Lyrical International Value Equity Fund A Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND Institutional Class | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND Institutional Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Lyrical U.S. Value Equity Fund Investor Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Lyrical U.S. Value Equity Fund Investor Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
Lyrical U.S. Value Equity Fund Investor Class | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Lyrical U.S. Value Equity Fund Investor Class | Johnson Controls Internationalplc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Lyrical U.S. Value Equity Fund Investor Class | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%
Lyrical U.S. Value Equity Fund Investor Class | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
Lyrical U.S. Value Equity Fund Investor Class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
Lyrical U.S. Value Equity Fund Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
Lyrical U.S. Value Equity Fund Investor Class | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
Lyrical U.S. Value Equity Fund Investor Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
Lyrical U.S. Value Equity Fund Investor Class | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Lyrical U.S. Value Equity Fund Investor Class | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Lyrical U.S. Value Equity Fund Investor Class | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Lyrical U.S. Value Equity Fund Investor Class | United Rentals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
Lyrical U.S. Value Equity Fund Investor Class | Fidelity National Information Services Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Lyrical U.S. Value Equity Fund Investor Class | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
Lyrical U.S. Value Equity Fund Investor Class | N R G Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Lyrical U.S. Value Equity Fund Investor Class | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Lyrical U.S. Value Equity Fund Investor Class | Cigna Group The [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Lyrical U.S. Value Equity Fund Investor Class | Flex Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Lyrical U.S. Value Equity Fund Investor Class | H C A Healthcare Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Lyrical International Value Equity Fund C Class | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Lyrical International Value Equity Fund C Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Lyrical International Value Equity Fund C Class | France
Holdings [Line Items]
Percent of Total Investments	21.60%
Lyrical International Value Equity Fund C Class | Netherland
Holdings [Line Items]
Percent of Total Investments	17.90%
Lyrical International Value Equity Fund C Class | Japan
Holdings [Line Items]
Percent of Total Investments	11.90%
Lyrical International Value Equity Fund C Class | Canada
Holdings [Line Items]
Percent of Total Investments	9.80%
Lyrical International Value Equity Fund C Class | United Kingdom
Holdings [Line Items]
Percent of Total Investments	9.40%
Lyrical International Value Equity Fund C Class | Switzerland
Holdings [Line Items]
Percent of Total Investments	7.90%
Lyrical International Value Equity Fund C Class | Germany
Holdings [Line Items]
Percent of Total Investments	4.80%
Lyrical International Value Equity Fund C Class | South Korea
Holdings [Line Items]
Percent of Total Investments	4.30%
Lyrical International Value Equity Fund C Class | HongKong
Holdings [Line Items]
Percent of Total Investments	3.20%
Lyrical International Value Equity Fund C Class | Spain
Holdings [Line Items]
Percent of Total Investments	2.80%
Lyrical International Value Equity Fund C Class | Finland
Holdings [Line Items]
Percent of Total Investments	2.70%
Lyrical International Value Equity Fund C Class | Isle Of Man [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Lyrical International Value Equity Fund C Class | United States
Holdings [Line Items]
Percent of Total Investments	0.80%
Lyrical International Value Equity Fund C Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	95.40%
Lyrical International Value Equity Fund C Class | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Lyrical International Value Equity Fund C Class | Aer Cap Holdings N V [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
Lyrical International Value Equity Fund C Class | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Lyrical International Value Equity Fund C Class | Exor N V [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Lyrical International Value Equity Fund C Class | Euronext N V [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Lyrical International Value Equity Fund C Class | Rexel S A [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Lyrical International Value Equity Fund C Class | Bollore S E [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Lyrical International Value Equity Fund C Class | Ashtead Groupplc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Lyrical International Value Equity Fund C Class | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Lyrical International Value Equity Fund C Class | Nintendo Company Ltd A D R [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Lyrical International Value Equity Fund C Class | Johnson Controls Internationalplc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Lyrical International Value Equity Fund C Class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	29.70%
Lyrical International Value Equity Fund C Class | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Lyrical International Value Equity Fund C Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
Lyrical International Value Equity Fund C Class | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Lyrical International Value Equity Fund C Class | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Lyrical International Value Equity Fund C Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Financials [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%
Technology [Member] | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
Q3 ALL-SEASON TACTICAL FUND Institutional Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
Q3 ALL-SEASON TACTICAL FUND Institutional Class | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
Q3 ALL-SEASON TACTICAL FUND Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Q3 ALL-SEASON TACTICAL FUND Institutional Class | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Total Investments	(0.10%)